Share-Based Compensation - Summary Of Share Option Under the Post-IPO Share Option (Detail) - Koolearn post ipo share option [Member]	12 Months Ended
	May 31, 2023 $ / shares shares	May 31, 2022 $ / shares shares
Number of share, Options granted, Begining balance | shares	0	29,541,815
Number of share options, Forfeited | shares		(10,088,192)
Number of share options, Cancelled | shares		(7,971,290)
Number of share options, Cancelled and Replaced | shares		(11,482,333)
Number of share, Option outstanding, Ending balance | shares	0	0
Number of share options, Options vested and expected to vest | shares	0
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 0	$ 3.26
Weighted average exercise price per, Option forfeited | $ / shares		3.26
Weighted average exercise prices, Cancelled | $ / shares		3.26
Weighted average exercise prices, Cancelled and Replaced | $ / shares		0.67
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	0	$ 0
Weighted average exercise prices, Options vested and expected to vest | $ / shares	$ 0